July 18, 2006
Michael McTiernan
Special Counsel
United States Securities and Exchange Commission
Washington, DC 20549

Re:	Summit Hotel Properties, LLC
Form 10-SB Amendment No. 1 filed June 21, 2006
File No. 0-51955
Dear Mr. McTiernan:
On behalf of Summit Hotel Properties, LLC (the “Company”), we are submitting for filing marked copies of Amendment No. 2 to the Company’s Registration Statement on Form 10.
We have reviewed your letter, dated July 5, 2006, concerning the Staff’s comments to the Form 10. We have been authorized by the Company to provide the responses below. Each response bears a number that corresponds to the number assigned to the comment in your letter.
We are providing a hard copy of this letter for your convenience, together with a blacklined copy of Amendment No. 2, showing all changes.
Risk Factors
1.	We have complied with this comment on page 15 of Amendment No. 2 to the Registration Statement. The disclosures concerning terms and conditions of the applicant’s loans are limited to material loans, rather than all of the applicant’s loans.
Certain Beneficial Owners, page 32
2.	We have complied with this comment on page 32 of Amendment No. 2 to the Registration Statement.
If you have any questions regarding this letter or Amendment No. 2, please do not hesitate to call the undersigned at 605-334-0005.

Very truly yours,
HAGEN, WILKA, & ARCHER, P.C.

/s/ Jennifer L. Larsen Jennifer L. Larsen